SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	May 02, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares ₪ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) ₪ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) ₪ / shares shares	Dec. 31, 2016 ILS (₪) ₪ / shares shares	Dec. 31, 2015 ₪ / shares	Aug. 31, 2015 USD ($)	Dec. 31, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share capital, amount authorized | ₪								₪ 20,000
Ordinary shares, shares authorized		200,000,000	200,000,000	200,000,000	200,000,000			200,000,000
Ordinary shares, par value per share | ₪ / shares								₪ 0.1	₪ 0.1
Authorized amount of ordinary shares to repurchase | $										$ 15,000
Number of ordinary shares repurchased		791,000		25,000
Purchase of ordinary shares | $		$ 3,832		$ 166
Intrinsic value of options outstanding | $		728	$ 728	1,580	$ 1,580	4,085	$ 4,085
Intrinsic value of options exercisable | $		604	604	1,170	1,170	2,983	2,983
Intrinsic value of options vested and expected to vest | $		634	$ 634	1,363	$ 1,363	3,436	$ 3,436
Intrinsic value of options exercised | $		$ 415		$ 469		$ 1,901
Stock options vested during period		279,088
Weighted-average remaining contractual life of exercisable options		4 years 11 months 27 days
Weighted-average grant-date fair value of the options granted | ₪ / shares			$ 2.12		$ 3.45		$ 6.31
Options outstanding		1,959,014	1,959,014	2,811,966	2,811,966	2,531,381	2,531,381	1,959,014			2,875,003
Stock options granted		643,697		704,348		572,533
Stock options granted, exercise price | $ / shares		$ 4.99		$ 6.73		$ 11.93
Repricing Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	2 years
Stock options granted	384,635
Stock options granted, exercise price | $ / shares	$ 7.00
Incremental compensation cost | $	$ 470
Share based compensation | $	$ 155
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				1,732
Exercise Price | $ / shares		$ 0.03	$ 0.03
2016 option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding		1,959,014	1,959,014					1,959,014
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options | $		$ 2,194	$ 2,194
Unrecognized compensation cost, recognition period		2 years 4 months 2 days
Shares available for future issuance		807,322	807,322					807,322
Vesting period for plan		4 years
Options, expiration period		10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options | $		$ 2,801	$ 2,801
Unrecognized compensation cost, recognition period		2 years 4 months 2 days
Number of restricted stock units outstanding		592,126	592,126	359,404	359,404	445,264	445,264	592,126
Granted		531,570		158,551
Restricted Stock Units (RSUs) [Member] | 2006 option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan		4 years
Restricted Stock Units (RSUs) [Member] | 2016 option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		531,570		158,551
Restricted Stock Units (RSUs) [Member] | 2016 option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock units outstanding		592,126	592,126					592,126